Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001662774
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	QUINCE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	611 Gateway Boulevard
Entity Address, Address Line Two	Suite 273
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	910-5717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	QNCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false